Comprehensive Income (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Beginning balance		26,386	17,726		22,334	15,332
Net income attributable to noncontrolling interests	1,185	7,528	3,284	1,706	10,836	5,734
Foreign currency translation adjustments		(745)	(30)		(1)	(86)
Ending balance	$ 5,221	33,169	20,980	$ 5,221	33,169	20,980